Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Other receivables [member]
Statement [LineItems]
Summary of Financial Assets

Other receivables as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Loans	￦	617,696	236,782
Other accounts receivable		960,543	954,030
Accrued income		179,971	220,066
Deposits		107,137	108,640
Others		18,925	16,201
Less: Allowance for doubtful accounts		(248,266)	(150,090)

	￦	1,636,006	1,385,629

Non-current
Loans	￦	874,158	731,344
Other accounts receivable		92,939	155,936
Accrued income		1,663	1,855
Deposits		122,485	152,072
Less: Allowance for doubtful accounts		(212,069)	(177,967)

	￦	879,176	863,240

Others [member]
Statement [LineItems]
Summary of Financial Assets

Other financial assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Derivatives assets held for trading	￦	63,912	47,288
Debt securities		—	2,987
Financial assets held for trading		1,970	—
Available-for-sale securities (bonds)		136,141	—
Current portion of held-to-maturity securities		421	—
Deposit instruments (*1,2)		1,297,769	1,931,518
Short-term financial instruments (*2)		5,545,667	6,099,303

	￦	7,045,880	8,081,096

Non-current
Derivatives assets held for trading	￦	4,378	1,795
Equity securities (*3)		—	1,238,630
Debt securities		—	34,327
Other securities (*3)		—	338,106
Available-for-sale securities (equity instruments) (*3)		1,730,753	—
Available-for-sale securities (bonds)		54,439	—
Available-for-sale securities (others)		56,782	—
Held-to-maturity securities		4,790	—
Deposit instruments (*2)		60,542	35,040

	￦	1,911,684	1,647,898

(*1)	As of December 31, 2017 and 2018, ￦10,080 million and ￦5,715 million, respectively, are restricted for the use in a government project.

(*2)	As of December 31, 2017 and 2018, financial instruments amounting to ￦78,477 million and ￦73,935 million, respectively, are restricted for use in financial arrangements, pledge and others.

(*3)	As of December 31, 2017 and 2018, ￦136,099 million and ￦115,431 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.

Trade accounts and notes receivables, net [member]
Statement [LineItems]
Summary of Financial Assets

(a) Trade accounts and notes receivable as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Trade accounts and notes receivable	￦	8,579,620	8,648,250
Finance lease receivables		10,469	57,487
Unbilled due from customers for contract work		728,007	810,655
Less: Allowance for doubtful accounts		(493,533)	(386,188)

	￦	8,824,563	9,130,204

Non-current
Trade accounts and notes receivable	￦	871,432	583,797
Finance lease receivables		734	45,873
Less: Allowance for doubtful accounts		(140,596)	(202,545)

	￦	731,570	427,125

Finance lease receivables [member]
Statement [LineItems]
Summary of Financial Assets

(b) Finance lease receivables are as follows:

Customer	Contents	2017		2018
	(in millions of Won)
Rental contractor (executives and employees)	Songdo rental apartment contract	￦	—	103,360
Korea Electric Power Corporation	Combined thermal power plant #3~4		10,469	—
Hystech.Co. Ltd.	Machinery and equipment		734	—

		￦	11,203	103,360